Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Operating Activities
Net income (loss)	$ 281.8	$ 320.7	$ 274.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	126.6	117.5	125.2
Amortization	52.1	62.6	63.1
Provision for doubtful accounts and sales returns	37.6	54.4	46.5
Net losses from asset impairments and sales/disposals of assets	1.4	1.5	12.2
Stock-based compensation	30.2	27.2	26.3
Loss from settlement of pension obligations		41.4
Deferred income taxes	151.6	52.3	12.9
Other non-cash expense and loss	53.9	46.2	50.1
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(141.2)	(88.2)	(135.9)
Inventories	(14.9)	(19.6)	(34.4)
Other current assets	(6.5)	(7.6)	3.9
Accounts payable	83.4	31.6	65.5
Accrued liabilities	(0.6)	32.4	7.0
Taxes on income	29.6	(14.1)	(23.7)
Other assets	(11.8)	(1.2)	(0.3)
Long-term retirement benefits and other liabilities	(23.1)	(71.8)	(19.0)
Net cash provided by operating activities	650.1	585.3	473.7
Investing Activities
Purchases of property, plant and equipment	(190.5)	(176.9)	(135.8)
Purchases of software and other deferred charges	(35.6)	(29.7)	(15.7)
Proceeds from sales of property, plant and equipment	6.0	8.5	7.6
Purchases of investments, net	(8.3)	(0.1)	(0.5)
Payments for acquisitions, net of cash acquired, and investments in businesses	(319.3)	(237.2)
Other			1.5
Net cash used in investing activities	(547.7)	(435.4)	(142.9)
Financing Activities
Net (decrease) increase in borrowings (maturities of three months or less)	(89.2)	234.9	(98.4)
Additional long-term borrowings	542.9
Repayments of long-term debt	(253.8)	(2.7)	(7.4)
Dividend payments	(155.5)	(142.5)	(133.1)
Share repurchases	(129.7)	(262.4)	(232.3)
Proceeds from exercises of stock options, net	22.0	71.0	104.0
Tax withholding for and excess tax benefit from stock-based compensation, net	(20.6)	(4.5)	(0.1)
Net cash used in financing activities	(83.9)	(106.2)	(367.3)
Effect of foreign currency translation on cash balances	10.8	(7.4)	(11.9)
Increase (decrease) in cash and cash equivalents	29.3	36.3	(48.4)
Cash and cash equivalents, beginning of year	195.1	158.8	207.2
Cash and cash equivalents, end of year	$ 224.4	$ 195.1	$ 158.8